Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate New York Municipal Portfolio

(the “Portfolio”)

Supplement dated September 4, 2018 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated June 29, 2018, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

*        *        *        *        *

Effective August 30, 2018, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *         *        *

New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB Intermediate New York Municipal Portfolio

(the “Portfolio”)

Supplement dated September 4, 2018 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated June 29, 2018, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

*        *        *        *        *

Effective August 30, 2018, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *         *        *